INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE AND OTHER ASSETS
NOTE 11 – INTANGIBLE AND OTHER ASSETS

Intangible assets with finite economic useful lives:

	Licenses	Costs of obtaining contracts with customers(4)	Trade name	Customer relationships	Subscriber acquisition and retention costs	Computer software(1)	Total
	New Israeli Shekels in millions
Cost
At January 1, 2015	2,088		73	276	13	646	3,096
Additions in 2015	35				6	89	130
Disposals in 2015					6	73	79
At December 31, 2015	2,123		73	276	13	662	3,147
Additions in 2016					4	82	86
Disposals in 2016					4	110	114
At December 31, 2016	2,123		73	276	13	634	3,119
Transition to IFRS 15(4)		2			(13)		(11)
Additions in 2017		84				59	143
Disposals in 2017			73			128	201
At December 31, 2017	2,123	86	-	276	-	565	3,050

Accumulated amortization
At January 1, 2015	1,502		33	188	9	285	2,017
Amortization in 2015(2)	86		6	23	7	121	243
Impairment charges (3)			2	8			10
Disposals in 2015					6	73	79
At December 31, 2015	1,588		41	219	10	333	2,191
Amortization in 2016	88		21	18	5	117	249
Disposals in 2016					4	110	114
At December 31, 2016	1,676		62	237	11	340	2,326
Transition to IFRS 15(4)					(11)		(11)
Amortization in 2017	88	15	11	18		107	239
Disposals in 2017			73			128	201
At December 31, 2017	1,764	15	-	255	-	319	2,353

Carrying amounts, net
At December 31, 2015	535		32	57	3	329	956
At December 31, 2016	447		11	39	2	294	793
At December 31, 2017	359	71	-	21	-	246	697

	New Israeli Shekels
	Year ended December 31
	2015	2016	2017
	In millions
(1) Cost additions include capitalization of salary and employee related expenses	35	36	44

(2) See information with respect to change in estimate of economic life of the trade name in 2015 in note 2(f)(4)
(3) See note 13(2).
(4) See adoption of IFRS 15 Revenues from Contracts with Customers in note 2 (n) and note 2(f)(5)

For depreciation and amortization in the statement of income see note 22.